Property and Equipment, Net (Detail) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 362,033	$ 317,226
Less accumulated depreciation and amortization		(304,980)	(292,739)
Property, plant and equipment, net	81,597	57,053	24,487
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		321,884	286,397
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		31,170	21,850
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 8,979	$ 8,979